Debt - Summary of debt outstanding (Details) € in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Jun. 19, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 15, 2016 EUR (€)	Mar. 10, 2010 USD ($)	Nov. 07, 2006 USD ($)
Debt Instrument [Line Items]
Debt related to senior notes	$ 1,327,965		$ 1,349,017
Debt related to capital efficient notes	70,089		70,989
Fair Value | Significant other observable inputs (Level 2)
Debt Instrument [Line Items]
Debt related to senior notes	1,406,397		1,341,064
Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	1,327,965		1,349,017
Senior Notes | Notes Issued By Partner Re Finance B LLC
Debt Instrument [Line Items]
Face amount of debt instrument	0				$ 500,000
Senior Notes | Notes Issued By Partner Re Finance B LLC | Fair Value | Significant other observable inputs (Level 2)
Debt Instrument [Line Items]
Debt related to senior notes	0		515,518
Senior Notes | Notes Issued By Partner Re Finance B LLC | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	0		500,000
Senior Notes | 3.7% notes maturing 2029 Issued By Partner Re Finance B LLC
Debt Instrument [Line Items]
Face amount of debt instrument	500,000	$ 500,000
Senior Notes | 3.7% notes maturing 2029 Issued By Partner Re Finance B LLC | Fair Value | Significant other observable inputs (Level 2)
Debt Instrument [Line Items]
Debt related to senior notes	535,309		0
Senior Notes | 3.7% notes maturing 2029 Issued By Partner Re Finance B LLC | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	495,614		0
2016 Euro Senior Notes | Notes Issued By Partner Re Ireland dac
Debt Instrument [Line Items]
Face amount of debt instrument | €				€ 750,000
2016 Euro Senior Notes | Notes Issued By Partner Re Ireland dac | Fair Value | Significant other observable inputs (Level 2)
Debt Instrument [Line Items]
Debt related to senior notes	871,088		825,546
2016 Euro Senior Notes | Notes Issued By Partner Re Ireland dac | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	832,351		849,017
Capital efficient notes | Notes Issued By Partner Re Finance II Inc
Debt Instrument [Line Items]
Face amount of debt instrument	62,484					$ 250,000
Capital efficient notes | Notes Issued By Partner Re Finance II Inc | Fair Value | Significant other observable inputs (Level 2)
Debt Instrument [Line Items]
Debt related to capital efficient notes	55,866		59,299
Capital efficient notes | Notes Issued By Partner Re Finance II Inc | Carrying Value
Debt Instrument [Line Items]
Debt related to capital efficient notes	$ 70,089		$ 70,989